CONTRACT COSTS, NET (Tables)	6 Months Ended
Dec. 31, 2022
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥37,922,302	¥28,157,211	$4,081,761
Allowance for credit losses	(4,063,482)	(409,429)	(59,352)
Total contract costs, net	¥33,858,820	¥27,747,782	$4,022,409

Schedule of movement of allowance for credit costs

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥4,548,910	¥4,063,482	$589,055
Reversal of credit losses	(552,008)	(3,751,575)	(543,841)
Charge to cost of sales	66,580	97,522	14,138
Ending balance	¥4,063,482	¥409,429	$59,352